CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Metal sales	$ 3,497.3	$ 3,212.6
Cost of sales
Production cost of sales	1,778.9	1,860.5
Depreciation, depletion and amortization	731.3	772.4
Reversals of impairment charges	(361.8)
Total cost of sales	2,148.4	2,632.9
Gross profit	1,348.9	579.7
Other operating expense	108.5	137.0
Exploration and business development	113.5	109.2
General and administrative	135.8	133.0
Operating earnings	991.1	200.5
Other income - net	72.6	3.2
Equity in earnings (losses) of joint ventures, net	0.1	(0.3)
Finance income	7.9	11.0
Finance expense	(107.9)	(101.2)
Earnings before tax	963.8	113.2
Income tax expense - net	(246.7)	(138.8)
Net earnings (loss)	717.1	(25.6)
Net earnings (loss) attributable to:
Non-controlling interest	(1.5)	(2.0)
Common shareholders	$ 718.6	$ (23.6)
Earnings (loss) per share attributable to common shareholders
Basic	$ 0.57	$ (0.02)
Diluted	$ 0.57	$ (0.02)
Weighted average number of common shares outstanding
Basic	1,252,316	1,249,495
Diluted	1,262,344	1,249,495